Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes
Note 22: Income taxes

Income tax recovery provision

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

	Years ended December 31
	2021	2020
Loss before income taxes	$16,790	$10,763
Canadian federal and provincial income tax rates	27%	27%
Expected income tax recovery	(4,533)	(2,906)
Increase (decrease) in income tax recovery resulting from:
Spin-out transaction	-	8,650
Acquisition of Eastmain	-	(7,838)
Share-based compensation	552	683
Share issuance costs	(60)	(462)
Adjustment to tax estimates	1,170	(22)
Amortization of flow-through share premium	(1,220)	(120)
Flow-through expenditures renunciation	2,856	489
Difference in future and foreign tax rates	(172)	234
Other	(149)	55
Increase in unrecognized tax asset	1,556	1,237
Income tax recovery	$-	$-

Significant components of deferred tax asset and liabilities are:

	December 31 2020	Net loss	Equity	December 31 2021
Deferred income tax assets
Non-capital losses carried forward	$19,846	$1,186	$-	21,032
Capital losses carried forward	82	101	-	183
Share issuance costs and CEC	833	(281)	-	552
Investments	44	(26)	-	18
Site reclamation obligations	1,137	(16)	-	1,121
Property and equipment	312	64	-	376
Mineral property interests	3,985	1,016	-	5,001
Capital lease obligation	66	58	-	124
Other	-	63	-	63
	26,305	2,165	-	28,470
Deferred income tax liabilities
Property and equipment	(52)	(34)	-	(86)
Mineral property interests	(877)	(729)	-	(1,606)
Investments	(196)	154	-	(42)
Net deferred tax assets	25,180	1,556	-	26,736
Unrecognized deferred tax assets	(25,180)	(1,556)	-	(26,736)
Net deferred tax balance	$-	$-	$-	$-
	December 31 2019	Net loss	Equity	December 31 2020
Deferred income tax assets
Non-capital losses carried forward	$15,076	$4,770	$-	$19,846
Capital losses carried forward	45	37	-	82
Share issuance costs and CEC	656	177	-	833
Investments	57	(13)	-	44
Site reclamation obligations	576	561	-	1,137
Property and equipment	259	53	-	312
Mineral property interests	7,823	(3,838)	-	3,985
Capital lease obligation	-	66	-	66
Peruvian Value Added Tax Receivable	402	(402)	-	-
Foreign exchange on intercompany	6	(6)	-	-
	24,900	1,405	-	26,305
Deferred income tax liabilities
Property and equipment	-	(52)	-	(52)
Mineral property interests	(913)	36	-	(877)
Investments	-	(196)	-	(196)
Bridge loan	(44)	44	-	-
Net deferred tax assets	23,943	1,237	-	25,180
Unrecognized deferred tax assets	(23,943)	(1,237)	-	(25,180)
Net deferred tax balance	$-	$-	$-	$-

The Company has accumulated non-capital losses of approximately $79,718 (December 31, 2020 – $75,864) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital losses will, if unused, expire between 2024 and 2041. The Company has not recognized any deferred tax assets at December 31, 2021, in respect of these non-capital losses due to the uncertainty that future operations will generate sufficient taxable income to utilize these non-capital losses.

The Company has $1,312 accumulated capital losses (December 31, 2020 – $nil) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.